CASH AND CASH EQUIVALENTS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH AND CASH EQUIVALENTS
Cash at banks	$ 10,497,570	$ 13,215,729	$ 3,502,288
Cash	10,497,570	13,215,729	3,502,288
Time deposit
CASH AND CASH EQUIVALENTS
Cash at banks	8,398,404	4,082,644	2,099,670
Cash	8,398,404	4,082,644	1,402,618
Demand deposit
CASH AND CASH EQUIVALENTS
Cash	$ 2,099,166	$ 9,133,085	$ 2,099,670